Short Term Investments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Money Market Funds [Member]
Short Term Investments [Line items]
Money market funds	$ 1,080
Equity Securities [Member]
Short Term Investments [Line items]
Money market funds	$ 3,808